ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of BACs sold and total equity

The BACs issued and outstanding in each series as of March 31, 2021 and 2020 are as follows:

	Issued		Outstanding
	2021	2020	2021	2020
Series 20	3,866,700	3,866,700	3,828,200	3,828,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,145	2,550,145
Series 23	3,336,727	3,336,727	3,303,327	3,303,327
Series 24	2,169,878	2,169,878	2,150,053	2,150,053
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,926,374	3,929,074
Series 27	2,460,700	2,460,700	2,431,350	2,431,350
Series 28	4,000,738	4,000,738	3,979,139	3,979,139
Series 29	3,991,800	3,991,800	3,911,725	3,923,225
Series 30	2,651,000	2,651,000	2,621,200	2,621,200
Series 31	4,417,857	4,417,857	4,375,757	4,375,757
Series 32	4,754,198	4,754,198	4,706,298	4,715,798
Series 33	2,636,533	2,636,533	2,605,833	2,606,833
Series 34	3,529,319	3,529,319	3,474,319	3,477,719
Series 35	3,300,463	3,300,463	3,277,913	3,277,913
Series 36	2,106,838	2,106,838	2,083,704	2,083,704
Series 37	2,512,500	2,512,500	2,489,100	2,489,100
Series 38	2,543,100	2,543,100	2,536,200	2,536,200
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,611,356	2,611,356
Series 41	2,891,626	2,891,626	2,865,176	2,867,676
Series 42	2,744,262	2,744,262	2,706,362	2,716,362
Series 43	3,637,987	3,637,987	3,617,987	3,617,987
Series 44	2,701,973	2,701,973	2,682,873	2,687,173
Series 45	4,014,367	4,014,367	3,989,967	3,996,467
Series 46	2,980,998	2,980,998	2,965,635	2,965,635
	83,651,080	83,651,080	82,874,653	82,926,053

Schedule of weighted average number of units used in calculating net loss per beneficial assignee certificate

The weighted average number of units in each series at March 31, 2021 and 2020 are as follows:

	2021	2020
Series 20	3,828,200	3,828,200
Series 21	1,879,500	1,879,500
Series 22	2,550,145	2,550,145
Series 23	3,303,327	3,303,327
Series 24	2,150,053	2,150,053
Series 25	3,016,809	3,016,809
Series 26	3,928,399	3,949,774
Series 27	2,431,350	2,431,350
Series 28	3,979,139	3,979,139
Series 29	3,920,350	3,938,000
Series 30	2,621,200	2,621,200
Series 31	4,375,757	4,375,757
Series 32	4,713,423	4,722,173
Series 33	2,606,583	2,617,783
Series 34	3,476,869	3,491,744
Series 35	3,277,913	3,277,913
Series 36	2,083,704	2,083,704
Series 37	2,489,100	2,489,100
Series 38	2,536,200	2,536,200
Series 39	2,288,351	2,288,351
Series 40	2,611,356	2,611,356
Series 41	2,867,051	2,871,239
Series 42	2,713,862	2,721,237
Series 43	3,617,987	3,625,112
Series 44	2,686,098	2,688,673
Series 45	3,994,842	4,004,492
Series 46	2,965,635	2,965,635
	82,913,203	83,017,966